OTHER EXPENSE (INCOME) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Losses from associates and joint ventures	$ 40	$ 25
Other investment income	(39)	(35)
Total other expense (income)	$ 1	$ (10)